Material accounting policies, Critical Accounting Judgements and Estimates (Details) - Pool	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
Number of commercial pools	9	10	9
Vessels [Member]
Disclosure of initial application of standards or interpretations [abstract]
Expected useful lives	25 years
Scrubbers [Member]
Disclosure of initial application of standards or interpretations [abstract]
Expected useful lives	5 years
Dry Docking [Member] | Bottom of Range [Member]
Disclosure of initial application of standards or interpretations [abstract]
Expected useful lives	2 years 6 months
Dry Docking [Member] | Top of Range [Member]
Disclosure of initial application of standards or interpretations [abstract]
Expected useful lives	5 years